Taxes on income (Details) - Schedule of income before income tax expense to the reported amount - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income before income tax expense to the reported amount [Abstract]
Income before income taxes expense, as reported in the consolidated statements of operations	$ 82,305	$ 11,397	$ 1,415
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 18,930	$ 2,621	$ 325
Foreign subsidiaries taxed at different tax rates	167	81	76
Preferred tax rates in Israel	(7,598)	(72)	937
Revaluation of liability instruments	(8,145)
Non-deductible expense	1,363	1,501	2,293
Taxes in respect of prior years	(125)	78	(283)
Intercompany transfer of intangible assets		1,324
Tax on dividend distributed from trapped earnings	7,068
Other	(751)	83	(57)
Actual income tax expense	$ 10,909	$ 5,616	$ 3,291